Accounts and Other Receivables, Net of Current Expected Credit Losses	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts and Other Receivables, Net of Current Expected Credit Losses
NOTE 4—ACCOUNTS AND OTHER RECEIVABLES, NET OF CURRENT EXPECTED CREDIT LOSSES
As of December 31, 2021 and 2020,
accounts and other receivables, net of current expected credit losses consisted of the following (in millions):

	December 31,
	2021	2020
Trade receivable	$256	$182
Other accounts receivable	24	16

Total accounts and other receivables, net of current expected credit losses	$280	$198